Income Taxes (Details) - Schedule of Net deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 51,190	$ 50,008
Charitable contribution carryforwards	371	393
Research and experimentation credits	2,420	2,420
Capitalized research and development costs	951	979
Capitalized intangibles	354	356
Stock-based compensation	232	205
Accrued compensation	7	6
Lease liabilities	69	94
Total deferred tax assets	55,594	54,461
Valuation allowance	(55,531)	(54,372)
Deferred tax assets, net of valuation allowance	63	89
Deferred tax liabilities:
Right-of-use asset	(61)	(84)
Depreciation and amortization	(2)	(5)
Net deferred tax liability